Technology and development expenses - Disclosure Of Detailed Information About Technology And Development Expenses Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	$ 30,707	$ 25,625	$ 12,650
Salaries And Wages [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	15,259	12,626	5,805
Computer software [member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	7,442	5,723	3,213
Infrastructure Expenses [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	4,074	4,871	2,279
Information And Technology Security Expenses [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	649	336	442
Other Technology Expenses [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	$ 3,283	$ 2,069	$ 911